Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Revenue from digital currency mining	$ 106,088,504	$ 209,608,646
Hosting revenue	0	1,575,383
Other revenue	228,714	0
Total revenue	106,317,218	211,184,029
Operating and maintenance costs	(55,719,172)	(47,251,210)
Depreciation	(81,730,193)	(67,021,722)
Gross profit	(31,132,147)	96,911,097
Revaluation of digital currencies	(70,890,583)	24,579
(Loss) gain on sale of digital currencies	(1,824,650)	51,282
Expenses
General and administrative	(13,242,816)	(10,952,939)
Foreign exchange gain	1,245,126	3,297,820
Share-based compensation	(8,378,348)	(6,753,250)
Expenses Total	(20,376,038)	(14,408,369)
Unrealized loss on investments	(13,431,910)	(837,822)
Change in fair value of derivative liability	4,504,356	10,751,225
Change in fair value of contingent consideration	0	1,368,472
Impairment of goodwill and intangibles	0	(13,330,029)
Impairment of equipment	(70,409,606)	0
Impairment of deposits	(27,331,287)	0
Gain on sale of subsidiary	0	3,171,275
(Loss) gain on sale of equipment	(1,394,634)	2,206,531
Other expenses	(140,902)	0
Finance expense	(3,705,899)	(3,870,112)
Net (loss) income before tax for the year	(236,133,300)	82,038,129
Tax expense	(289,000)	(2,416,000)
Net (loss) income for the year	(236,422,300)	79,622,129
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Revaluation of digital currencies	0	12,254,538
Translation adjustment	(884,019)	1,087,338
Net (loss) income and comprehensive (loss) income for the year	$ (237,306,319)	$ 92,964,005
Basic (loss) income per share	$ (2.85)	$ 1.02
Diluted (loss) income per share	$ (2.85)	$ 0.94
Weighted average number of common shares outstanding
Basic	82,871,284	77,715,890
Diluted	82,871,284	84,808,329